Offerings	Jun. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 3,199,763.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 441.89
Offering Note	The transaction valuation is estimated only for purposes of calculating the filing fee.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 124,800,000.00
Amount of Registration Fee	$ 17,234.88
Offering Note	An aggregate fee of $17,234.88 was paid with the filing of the Schedule TO-I by the Company (File No. 005-90312) on May 26, 2026.